Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2018		2017
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ 294,372	7.88%	$ (231,212)	7.63%
British pound	(49,045)	(1.31)	883,289	(29.15)
Canadian dollar	(73)	-	41,534	(1.37)
Euro	519,737	13.91	(3,250,736)	107.28
Hong Kong dollar	(72,275)	(1.93)	54,865	(1.81)
Japanese yen	156,912	4.20	539,509	(17.80)
Korean won	(1,751)	(0.05)	161,165	(5.32)
Norwegian krone	70,510	1.89	(186,465)	6.15
Polish zloty	(11,972)	(0.32)	52,304	(1.73)
Singapore dollar	(3,056)	(0.08)	8,342	(0.28)
South African rand	13,553	0.36	15,268	(0.50)
Swedish krona	31,265	0.84	(168,244)	5.55
Thai baht	(254)	(0.01)	-	-
Turkish lira	-	-	(190,548)	6.29
U.S. dollar	2,787,686	74.62	(759,342)	25.06

Total	$ 3,735,609	100.00%	$ (3,030,271)	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2018

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ (63,140)	$ 3,672,576	$ (95,173)	$ 3,514,263
Grains	670	(20,440)	268,774	(3,259)	245,745
Interest rates	1,407,952	(190,179)	73	(1,153,486)	64,360
Livestock	-	-	1,630	(1,560)	70
Metals	34,284	(609,534)	718,556	(269,344)	(126,038)
Softs	-	-	87,805	(8,111)	79,694
Stock indices	79,993	(172,453)	87,302	(334,793)	(339,951)

Total futures contracts	1,522,899	(1,055,746)	4,836,716	(1,865,726)	3,438,143

Forward currency contracts	1,896,032	(1,027,767)	2,191,795	(2,762,594)	297,466

Total futures and
forward currency contracts	$ 3,418,931	$ (2,083,513)	$ 7,028,511	$ (4,628,320)	$ 3,735,609

Fair Value of Futures and Forward Currency Contracts at December 31, 2017

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 2,574,139	$ (5,623)	$ 81,960	$ (348,630)	$ 2,301,846
Grains	-	(5,320)	115,675	(53,100)	57,255
Interest rates	378,696	(2,318,631)	285,175	(58,559)	(1,713,319)
Livestock		-	1,260	(7,840)	(6,580)
Metals	2,596,495	(13,943)	5,056	(2,767,861)	(180,253)
Softs	85,170	(1,410)	11,813	(73,209)	22,364
Stock indices	1,859,712	(1,338,118)	247,718	(416,499)	352,813

Total futures contracts	7,494,212	(3,683,045)	748,657	(3,725,698)	834,126

Forward currency contracts	1,857,705	(1,298,906)	712,658	(5,135,854)	(3,864,397)

Total futures and
forward currency contracts	$ 9,351,917	$ (4,981,951)	$ 1,461,315	$ (8,861,552)	$ (3,030,271)

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2018	2017	2016

Futures contracts:
Energies	$ 14,996,351	$ (2,600,361)	$ (6,966,567)
Grains	1,137,068	(2,041,657)	2,781,648
Interest rates	2,528,322	(1,369,247)	14,988,237
Livestock	2,650	(102,040)	55,290
Metals	(2,656,939)	(241,212)	(1,111,367)
Softs	467,959	878,322	(942,605)
Stock indices	(13,025,443)	34,847,775	17,402,260

Total futures contracts	3,449,968	29,371,580	26,206,896

Forward currency contracts	173,865	(11,621,226)	8,748,158

Total futures and forward currency contracts	$ 3,623,833	$ 17,750,354	$ 34,955,054

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2018		2017		2016
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 43,197,241	$ 11,055,770	$ 21,863,824	$ 19,092,581	$ 9,908,768	$ 10,663,625
Grains	1,446,327	16,263,275	171,032	23,193,037	3,483,270	16,076,288
Interest rates	390,208,082	81,842,066	434,963,631	21,196,779	465,765,592	7,201,812
Livestock	129,276	625,654	304,916	833,972	55,860	1,364,840
Metals	5,654,319	18,474,789	15,578,592	10,252,121	8,167,515	14,594,787
Softs	1,089,766	2,690,213	833,150	4,558,494	2,494,206	1,866,875
Stock indices	122,135,375	30,523,474	186,976,073	17,329,415	133,506,586	11,752,950

Total futures
contracts	563,860,386	161,475,241	660,691,218	96,456,399	623,381,797	63,521,177

Forward currency
contracts	32,675,857	140,075,032	85,663,247	120,741,789	88,043,150	102,066,994

Total average
notional	$ 596,536,243	$ 301,550,273	$ 746,354,465	$ 217,198,188	$ 711,424,947	$ 165,588,171

Offsetting Of Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at December 31, 2018

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 1,952,371	$ (457,189)	$ 1,495,182
Counterparty I	2,979,378	(2,153,431)	825,947
Counterparty J	1,427,866	(310,852)	1,117,014
Total futures contracts	$ 6,359,615	$ (2,921,472)	$ 3,438,143

Forward currency contracts
Counterparty G	1,802,050	(1,186,094)	615,956

Total assets	$ 8,161,665	$ (4,107,566)	$ 4,054,099

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty K	2,604,267	(2,285,777)	318,490

Total liabilities	$ 2,604,267	$ (2,285,777)	$ 318,490

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,495,182	$ -	$ (1,495,182)	$ -
Counterparty G	615,956	-	-	615,956
Counterparty I	825,947	-	$ (825,947)	-
Counterparty J	1,117,014	-	(1,117,014)	-

Total	$ 4,054,099	$ -	$ (3,438,143)	$ 615,956

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty K	$ 318,490	$ -	$ (318,490)	$ -

Total	$ 318,490	$ -	$ (318,490)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2018.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2018.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2017

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 2,789,663	$ (1,606,389)	$ 1,183,274
Total assets	$ 2,789,663	$ (1,606,389)	$ 1,183,274

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Futures contracts
Counterparty I	$ 5,802,354	$ (5,453,206)	$ 349,148
Total futures contracts	5,802,354	(5,453,206)	349,148

Forward currency contracts
Counterparty G	2,732,822	(1,041,485)	1,691,337
Counterparty H	3,701,938	(1,528,878)	2,173,060
Total forward currency contracts	6,434,760	(2,570,363)	3,864,397

Total liabilities	$ 12,237,114	$ (8,023,569)	$ 4,213,545

(Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,183,274	$ -	$ (1,183,274)	$ -

Total	$ 1,183,274	$ -	$ (1,183,274)	$ -

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty G	$ 1,691,337	-	$ (1,691,337)	-
Counterparty H	2,173,060	-	(2,173,060)	-
Counterparty I	349,148	-	(349,148)	-

Total	$ 4,213,545	$ -	$ (4,213,545)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2017.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2017.